Note 3 - Loans - Summary of Loan Activity for Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 3,574	$ 3,854
New loans	2,898	94
Repayments	(910)	(374)
Ending balance	$ 5,562	$ 3,574